8. Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Raw materials | $		$ 131		$ 146
Work in progress | $		39		38
Finished goods | $		387		359
Inventory | $		$ 557		$ 543
ZHEJIANG JIAHUAN
Raw materials	¥ 5,603		¥ 3,763
Work in progress	7,840		9,840
Finished goods	8,020		18,646
Inventory	21,463		32,249
ZHEJIANG TIANLAN
Raw materials	6,586		9,121
Work in progress	5,525		6,360
Finished goods	0		573
Inventory	¥ 12,111		¥ 16,054